LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2025 USD ($)
Finance Leases
2026	$ 73,056
2027	33,814
Total undiscounted lease payments	106,870
Less: imputed interest	(4,723)
Total lease liabilities	102,147
Operating Leases
2026	64,635
2027	61,660
2028	36,323
2029	3,039
Total undiscounted lease payments	165,657
Less: imputed interest	(11,433)
Total lease liabilities	154,224
Lease liabilities maturities
2026	137,691
2027	95,474
2028	36,323
2029	3,039
Total undiscounted lease payments	272,527
Less: imputed interest	(16,156)
Total lease liabilities	$ 256,371